Credit Facilities and Lease Obligations - Schedule of Lease Obligations (Details) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 141.3
2020
Disclosure of maturity analysis of operating lease payments [line items]
Total	37.1
2021
Disclosure of maturity analysis of operating lease payments [line items]
Total	31.1
2022
Disclosure of maturity analysis of operating lease payments [line items]
Total	24.4
2023
Disclosure of maturity analysis of operating lease payments [line items]
Total	14.3
2024
Disclosure of maturity analysis of operating lease payments [line items]
Total	10.1
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 24.3